Acquisition of ACT Group - Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Revenue of combined equity	$ 15,083,979
Profit (loss) of combined equity	$ 64,938,749
ACT Genomics Holdings Company Limited [Member]
Disclosure of detailed information about business combination [line items]
Share price		$ 2
Acquisition related costs		$ 1,191,858